GOF P2 01/19

SUPPLEMENT DATED JANUARY 14, 2019

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE FUNDS LISTED BELOW

Franklin California Tax-Free Income Fund

Franklin Custodian Funds

Franklin Income Fund

Franklin U.S. Government Securities Fund

Franklin Utilities Fund

Franklin Federal Tax-Free Income Fund

Franklin Investors Securities Trust

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin Tennessee Municipal Bond Fund

Franklin New York Tax-Free Income Fund

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Flexible Alpha Bond Fund

Franklin Strategic Income Fund

Franklin High Income Trust

Franklin High Income Fund

Franklin Tax-Free Trust

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Kentucky Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

Templeton Global Investment Trust

Templeton Global Balanced Fund

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

I.  Effective on or about March 1, 2019, the front-end sales charges on Class A and A1 shares of certain Funds will be lowered.  Therefore, on or about March 1, 2019, for Class A and A1 shares of the Funds listed above except for Templeton Global Balanced Fund, and for Class A1 shares only of Templeton Global Balanced Fund, the new front-end sales charge and dealer commission schedules will be as follows:

Sales Charges - Class A & A1
when you invest this amount	the sales charge makes up this % of the offering price	which equals this % of your net investment	dealer commission (as a percentage of offering price)
Under $100,000	3.75%	3.90%	3.50%
$100,000 but under $250,000	3.25%	3.36%	3.00%
$250,000 but under $500,000	2.25%	2.30%	2.25%
$500,000 or more	0.00%	0.00%	Up to 1.00%

Please keep this supplement with your prospectus for future reference.

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